Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jul. 31, 2016	$ 1,966		$ 71,760	$ (631,977)		$ (558,251)
Balance (in shares) at Jul. 31, 2016	19,658,450
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(99,174)		(99,174)
Issuance of common shares for convertible promissory notes	$ 2,670		531,255			533,925
Issuance of common shares for convertible promissory notes (in shares)	26,696,250
Issuance of common shares	$ 250,000	$ (3,000)	(245,000)			2,000
Issuance of common shares (in shares)	2,500,000,000
Balance at Jul. 31, 2017	$ 25,464	(3,000)	587,187	(731,151)		(121,500)
Balance (in shares) at Jul. 31, 2017	254,635,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 133		133,253			133,386
Issuance of common shares for cash (in shares)	1,333,860
Other comprehensive income (loss)					$ (346)	(346)
Net loss				(55,872)		(55,872)
Balance at Oct. 31, 2017	$ 25,597	(3,000)	720,440	(787,023)	(346)	(44,332)
Balance (in shares) at Oct. 31, 2017	255,969,330
Balance at Jul. 31, 2017	$ 25,464	(3,000)	587,187	(731,151)		(121,500)
Balance (in shares) at Jul. 31, 2017	254,635,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)						(103,828)
Net loss						(3,160,002)
Balance at Apr. 30, 2018	$ 26,457	(3,000)	3,880,171	(3,891,153)	(103,828)	(91,353)
Balance (in shares) at Apr. 30, 2018	264,571,951
Balance at Jul. 31, 2017	$ 25,464	(3,000)	587,187	(731,151)		(121,500)
Balance (in shares) at Jul. 31, 2017	254,635,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 10,759		1,302,740			1,313,499
Issuance of common shares for cash (in shares)	107,593,802
Issuance of common shares for digital currency	$ 270		1,348,650			$ 1,348,920
Issuance of common shares for digital currency (in shares)	2,698,377					2,698,377
Issuance of common shares for debt settlement	$ 3,922		13,670,828			$ 13,674,750
Issuance of common shares for debt settlement (in shares)	39,218,285
Cancellation of common shares	$ (200,000)		200,000
Cancellation of common shares (in shares)	2,000,000,000
Other comprehensive income (loss)					(53,996)	(53,996)
Net loss				(13,620,308)		(13,620,308)
Balance at Jul. 31, 2018	$ 6,959	(3,000)	16,942,861	(14,351,459)	(53,996)	2,541,365
Balance (in shares) at Jul. 31, 2018	69,586,517
Balance at Oct. 31, 2017	$ 25,597	(3,000)	720,440	(787,023)	(346)	(44,332)
Balance (in shares) at Oct. 31, 2017	255,969,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 5,000		495,000			500,000
Issuance of common shares for cash (in shares)	50,000,000
Issuance of common shares for settlement of related party debt	$ 153		2,453,530			2,453,683
Issuance of common shares for settlement of related party debt (in shares)	1,533,552
Other comprehensive income (loss)					13,103	13,103
Net loss				(2,665,282)		(2,665,282)
Balance at Jan. 31, 2018	$ 26,250	(3,000)	3,673,470	(3,452,305)	12,757	257,172
Balance (in shares) at Jan. 31, 2018	262,502,882
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 207		206,701			206,908
Issuance of common shares for cash (in shares)	2,069,069
Other comprehensive income (loss)					(116,585)	(116,585)
Net loss				(438,848)		(438,848)
Balance at Apr. 30, 2018	$ 26,457	(3,000)	3,880,171	(3,891,153)	(103,828)	(91,353)
Balance (in shares) at Apr. 30, 2018	264,571,951
Balance at Jul. 31, 2018	$ 6,959	(3,000)	16,942,861	(14,351,459)	(53,996)	2,541,365
Balance (in shares) at Jul. 31, 2018	69,586,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 627		1,253,524			1,254,151
Issuance of common shares for cash (in shares)	6,270,762
Cancellation of common shares	$ (2)		2
Cancellation of common shares (in shares)	(200,000)
Other comprehensive income (loss)					(27,507)	(27,507)
Net loss				(335,463)		(335,463)
Balance at Oct. 31, 2018	$ 7,584	(3,000)	18,196,387	(14,686,922)	(81,503)	3,432,546
Balance (in shares) at Oct. 31, 2018	75,837,279
Balance at Jul. 31, 2018	$ 6,959	(3,000)	16,942,861	(14,351,459)	(53,996)	2,541,365
Balance (in shares) at Jul. 31, 2018	69,586,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for digital currency						3,803,680
Balance at Jan. 31, 2019	$ 8,740	(3,000)	22,597,537	(15,589,233)	41,382	7,055,426
Balance (in shares) at Jan. 31, 2019	87,406,316
Balance at Jul. 31, 2018	$ 6,959	(3,000)	16,942,861	(14,351,459)	(53,996)	2,541,365
Balance (in shares) at Jul. 31, 2018	69,586,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for digital currency						$ 3,882,938
Issuance of common shares for digital currency (in shares)						8,972,209
Issuance of common shares for compensation						$ 6,805,297
Issuance of common shares for compensation (in shares)						782,948
Other comprehensive income (loss)						$ (26,407)
Net loss						$ (8,014,402)
Issuance of common shares (in shares)						20,245,519
Balance at Apr. 30, 2019	$ 8,981	(3,000)	29,727,147	(22,365,861)	(80,403)	$ 7,286,864
Balance (in shares) at Apr. 30, 2019	89,812,036
Balance at Oct. 31, 2018	$ 7,584	(3,000)	18,196,387	(14,686,922)	(81,503)	3,432,546
Balance (in shares) at Oct. 31, 2018	75,837,279
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 299		598,327			598,626
Issuance of common shares for cash (in shares)	2,993,121
Issuance of common shares for digital currency	$ 857		3,802,823			3,803,680
Issuance of common shares for digital currency (in shares)	8,575,916
Cancellation of common shares						0
Other comprehensive income (loss)					122,885	122,885
Net loss				(902,311)		(902,311)
Balance at Jan. 31, 2019	$ 8,740	(3,000)	22,597,537	(15,589,233)	41,382	7,055,426
Balance (in shares) at Jan. 31, 2019	87,406,316
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for cash	$ 123		245,173			245,296
Issuance of common shares for cash (in shares)	1,226,479
Issuance of common shares for digital currency	$ 40		79,218			79,258
Issuance of common shares for digital currency (in shares)	396,293
Issuance of common shares for compensation	$ 78		6,805,219			6,805,297
Issuance of common shares for compensation (in shares)	782,948
Other comprehensive income (loss)					(121,785)	(121,785)
Net loss				(6,776,628)		(6,776,628)
Balance at Apr. 30, 2019	$ 8,981	$ (3,000)	$ 29,727,147	$ (22,365,861)	$ (80,403)	$ 7,286,864
Balance (in shares) at Apr. 30, 2019	89,812,036